UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

SMALL CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
_______________________________________________________________________________

Terex Corp.                                  $  2,127,680             2.1%
-------------------------------------------------------------------------------
Nortel Networks Corp.                           2,025,000             2.0
-------------------------------------------------------------------------------
Cooper Industries, Ltd. Cl.A                    1,742,860             1.7
-------------------------------------------------------------------------------
PNM Resources, Inc.                             1,717,350             1.7
-------------------------------------------------------------------------------
Standard Pacific Corp.                          1,697,792             1.6
-------------------------------------------------------------------------------
Pulte Homes, Inc.                               1,670,986             1.6
-------------------------------------------------------------------------------
Group 1 Automotive, Inc.                        1,652,910             1.6
-------------------------------------------------------------------------------
Valero Energy Corp.                             1,634,850             1.6
-------------------------------------------------------------------------------
Hughes Supply, Inc.                             1,630,900             1.6
-------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                 1,618,024             1.6
                                             ------------            ----
-------------------------------------------------------------------------------
                                             $ 17,518,352            17.1%
-------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-95.7%
FINANCIAL-17.3%
MAJOR REGIONAL BANKS-6.8%
Banknorth Group, Inc.                                  59,000    $   1,505,680
Hibernia Corp. Cl.A                                    56,300        1,022,408
Popular, Inc.                                          36,000        1,389,240
Silicon Valley Bancshares (a)                          37,000          880,970
UnionBanCal Corp.                                      28,400        1,174,908
Whitney Holding Corp.                                  30,000          959,100
                                                                 -------------
                                                                     6,932,306
                                                                 -------------
MULTI-LINE INSURANCE-2.2%
Health Net, Inc. (a)                                   18,800          619,460
PacifiCare Health Systems, Inc.                        32,800        1,618,024
                                                                 -------------
                                                                     2,237,484
                                                                 -------------
PROPERTY - CASUALTY INSURANCE-1.2%
PartnerRe, Ltd.                                        24,000        1,226,640
                                                                 -------------
REAL ESTATE INVESTMENT TRUST-3.7%
Avalonbay Communities, Inc.                            29,400        1,253,616
FelCor Lodging Trust, Inc.                             70,000          549,500
Mack-Cali Realty Corp.                                 20,000          727,600
Post Properties, Inc.                                  49,100        1,301,150
                                                                 -------------
                                                                     3,831,866
                                                                 -------------
SAVINGS AND LOAN-3.4%
Commercial Federal Corp.                               55,700        1,180,840
Sovereign Bancorp, Inc.                                85,000        1,330,250
Washington Federal, Inc.                               40,095          927,397
                                                                 -------------
                                                                     3,438,487
                                                                 -------------
                                                                    17,666,783
                                                                 -------------
CAPITAL EQUIPMENT-13.4%
AUTO TRUCKS - PARTS-5.6%
ArvinMeritor, Inc.                                     80,000        1,614,400
BorgWarner, Inc.                                       21,000        1,352,400
Modine Manufacturing Co.                               64,500        1,249,365
PACCAR, Inc.                                           23,000        1,553,880
                                                                 -------------
                                                                     5,770,045
                                                                 -------------
ELECTRICAL EQUIPMENT-1.7%
Cooper Industries, Ltd. Cl.A                           42,200        1,742,860
                                                                 -------------
MACHINERY-4.6%
Flowserve Corp. (a)                                     9,850          193,750
Kennametal, Inc.                                       34,700        1,174,248
Lincoln Electric Holdings, Inc.                        58,000        1,183,780
Terex Corp. (a)                                       109,000        2,127,680
                                                                 -------------
                                                                     4,679,458
                                                                 -------------
MISCELLANEOUS CAPITAL GOODS-1.5%
Parker-Hannifin Corp.                                  36,000        1,511,640
                                                                 -------------
                                                                    13,704,003
                                                                 -------------
CONSUMER CYCLICALS-12.2%
AUTOS & AUTO PARTS-4.5%
American Axle & Manufacturing Holdings, Inc. (a)       52,000        1,242,800
Dana Corp.                                             41,600          480,896
Genuine Parts Co.                                      38,800        1,241,988
Group 1 Automotive, Inc. (a)                           51,000        1,652,910
                                                                 -------------
                                                                     4,618,594
                                                                 -------------
HOTEL - MOTEL-1.2%
Park Place Entertainment Corp. (a)                    140,000        1,272,600
                                                                 -------------
MISCELLANEOUS CONSUMER CYCLICALS-1.2%
Brunswick Corp.                                        47,000        1,175,940
                                                                 -------------
RETAILERS-4.1%
AutoNation, Inc. (a)                                   84,000        1,320,480
Federated Department Stores, Inc.                      38,000        1,400,300
Foot Locker, Inc.                                     110,000        1,457,500
                                                                 -------------
                                                                     4,178,280
                                                                 -------------
TEXTILES/SHOES - APPAREL MFG.-1.2%
Jones Apparel Group, Inc. (a)                          33,700          986,062
V. F. Corp.                                             6,500          220,805
                                                                 -------------
                                                                     1,206,867
                                                                 -------------
                                                                    12,452,281
                                                                 -------------
TECHNOLOGY-11.8%
COMMUNICATION - EQUIP. MFRS.-7.4%
ADC Telecommunications, Inc. (a)                      636,000        1,480,608
Andrew Corp. (a)                                      163,500        1,504,200
Corning, Inc. (a)                                     210,000        1,551,900
Nortel Networks Corp. (a)                             750,000        2,025,000
Tellabs, Inc. (a)                                     157,000        1,031,490
                                                                 -------------
                                                                     7,593,198
                                                                 -------------
COMPUTER/INSTRUMENTATION-1.4%
Adaptec, Inc. (a)                                     188,100        1,463,418
                                                                 -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY-1.5%
Arrow Electronics, Inc. (a)                            21,000    $     320,040
Avnet, Inc. (a)                                        22,000          278,960
Solectron Corp. (a)                                   107,400          401,676
Tech Data Corp. (a)                                    17,500          467,425
                                                                 -------------
                                                                     1,468,101
                                                                 -------------
SEMICONDUCTORS-1.5%
KEMET Corp. (a)                                       149,700        1,511,970
                                                                 -------------
                                                                    12,036,687
                                                                 -------------
UTILITIES-9.7%
ELECTRIC COMPANIES-9.0%
Constellation Energy Group, Inc.                       41,000        1,406,300
Northeast Utilities                                    94,200        1,576,908
OGE Energy Corp.                                       60,100        1,284,337
PNM Resources, Inc.                                    64,200        1,717,350
Puget Energy, Inc.                                     55,800        1,331,946
Reliant Resources, Inc. (a)                           124,700          764,411
Sierra Pacific Resources (a)                           41,800          248,292
WPS Resources Corp.                                    22,500          904,500
                                                                 -------------
                                                                     9,234,044
                                                                 -------------
TELEPHONE-0.7%
Qwest Communications International, Inc. (a)          153,000          731,340
                                                                 -------------
                                                                     9,965,384
                                                                 -------------
COMMODITIES-9.2%
ALUMINUM-1.5%
Mueller Industries Inc. (a)                            55,000        1,491,050
                                                                 -------------
CHEMICALS-4.0%
Crompton Corp.                                        226,200        1,594,710
Cytec Industries, Inc. (a)                             40,500        1,368,900
FMC Corp. (a)                                          50,400        1,140,552
                                                                 -------------
                                                                     4,104,162
                                                                 -------------
CONTAINERS - METAL/GLASS/PAPER-1.4%
Ball Corp.                                             32,000        1,456,320
                                                                 -------------
MISCELLANEOUS METALS-1.3%
Reliance Steel & Aluminum Co.                          61,200        1,266,840
                                                                 -------------
PAPER-1.0%
MeadWestvaco Corp.                                     40,660        1,004,302
Temple-Inland, Inc.                                       700           30,037
                                                                 -------------
                                                                     1,034,339
                                                                 -------------
                                                                     9,352,711
                                                                 -------------
NON-FINANCIAL-8.4%
BUILDING MATERIALS - CEMENT-1.1%
Texas Industries, Inc.                                 47,000        1,118,600
                                                                 -------------
BUILDING MATERIAL - HEAT/PLUMBING/AIR-1.6%
Hughes Supply, Inc.                                    47,000        1,630,900
                                                                 -------------
HOME BUILDING-2.6%
Centex Corp.                                           12,300          956,817
Pulte Homes, Inc.                                      27,100        1,670,986
                                                                 -------------
                                                                     2,627,803
                                                                 -------------
MISCELLANEOUS BUILDING-3.1%
Harsco Corp.                                           41,000        1,478,050
Standard Pacific Corp.                                 51,200        1,697,792
                                                                 -------------
                                                                     3,175,842
                                                                 -------------
                                                                     8,553,145
                                                                 -------------
ENERGY-5.0%
COAL-1.6%
Peabody Energy Corp.                                   48,000        1,612,320
                                                                 -------------
OILS - INTEGRATED DOMESTIC-3.4%
Amerada Hess Corp.                                     16,400          806,552
Kerr-McGee Corp.                                       23,300        1,043,840
Valero Energy Corp.                                    45,000        1,634,850
                                                                 -------------
                                                                     3,485,242
                                                                 -------------
                                                                     5,097,562
                                                                 -------------
CONSUMER GROWTH-4.3%
HOSPITAL MANAGEMENT-1.2%
Universal Health Services, Inc. Cl.B, (a)              31,000        1,228,220
                                                                 -------------
HOSPITAL SUPPLIES-1.0%
Apogent Technologies, Inc. (a)                         54,600        1,092,000
                                                                 -------------
PUBLISHING-2.1%
Deluxe Corp.                                           22,000          985,600
The Readers Digest Association, Inc.                   84,500        1,139,060
                                                                 -------------
                                                                     2,124,660
                                                                 -------------
                                                                     4,444,880
                                                                 -------------
CONSUMER STAPLES-3.3%
FOODS-2.7%
Corn Products International, Inc.                      37,000        1,111,110
Smithfield Foods, Inc. (a)                             40,000          916,800
Universal Corp.                                        16,500          697,950
                                                                 -------------
                                                                     2,725,860
                                                                 -------------

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
RETAIL STORES - FOOD-0.6%
SUPERVALU, Inc.                                        30,000    $     639,600
                                                                 -------------
                                                                     3,365,460
                                                                 -------------
SERVICES-1.1%
MISCELLANEOUS INDUSTRIAL
TRANSPORTATION-1.1%
SEACOR SMIT, Inc. (a)                                  32,100        1,171,329
                                                                 -------------
Total Common Stocks (cost $97,266,232)                              97,810,225
                                                                 -------------


                                                    Principal
                                                       Amount
                                                         (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.1%
TIME DEPOSIT-5.1%
State Street Euro Dollar
  0.50%, 7/01/03
  (cost $5,194,000)                                   $ 5,194    $   5,194,000
                                                                 -------------
TOTAL INVESTMENTS-100.8%
  (cost $102,460,232)                                              103,004,225
Other assets less liabilities-(0.8%)                                  (827,487)
                                                                 -------------
NET ASSETS-100%                                                  $ 102,176,738
                                                                 =============

(a)  Non-income producing security.

     See Notes to Financial Statements.

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $102,460,232)        $ 103,004,225
  Cash                                                                     375
  Dividends and interest receivable                                    142,076
                                                                 -------------
  Total assets                                                     103,146,676
                                                                 -------------
LIABILITIES
  Payable for investment securities purchased                          854,757
  Advisory fee payable                                                  59,017
  Distribution fee payable                                               7,810
  Accrued expenses                                                      48,354
                                                                 -------------
  Total liabilities                                                    969,938
                                                                 -------------
NET ASSETS                                                       $ 102,176,738
                                                                 =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       8,820
  Additional paid-in capital                                       100,109,882
  Undistributed net investment income                                  164,387
  Accumulated net realized gain on investment transactions           1,349,656
  Net unrealized appreciation of investments                           543,993
                                                                 -------------
                                                                 $ 102,176,738
                                                                 =============
Class A Shares
  Net assets                                                     $  63,841,332
                                                                 =============
  Shares of capital stock outstanding                                5,509,901
                                                                 =============
  Net asset value per share                                      $       11.59
                                                                 =============
Class B Shares
  Net assets                                                     $  38,335,406
                                                                 =============
  Shares of capital stock outstanding                                3,310,334
                                                                 =============
  Net asset value per share                                      $       11.58
                                                                 =============


See Notes to Financial Statements.

SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,332)            $     697,522
  Interest                                                              18,692
                                                                 -------------
  Total investment income                                              716,214
                                                                 -------------
EXPENSES
  Advisory fee                                                         420,425
  Distribution fee--Class B                                             35,007
  Custodian                                                             47,177
  Administrative                                                        37,500
  Audit and legal                                                       29,526
  Printing                                                              23,052
  Directors' fees and expenses                                             514
  Transfer agency                                                          474
  Miscellaneous                                                         11,462
                                                                 -------------
  Total expenses                                                       605,137
  Less: expenses waived and reimbursed (see Note B)                    (67,438)
                                                                 -------------
  Net expenses                                                         537,699
                                                                 -------------
  Net investment income                                                178,515
                                                                 -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       1,356,244
  Net change in unrealized appreciation/ depreciation
    of investments                                                   9,244,229
                                                                 -------------
  Net gain on investment transactions                               10,600,473
                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  10,778,988
                                                                 =============


See Notes to Financial Statements.

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                Six Months Ended   Year Ended
                                                 June 30, 2003     December 31,
                                                   (unaudited)        2002
                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                            $    178,515   $    569,082
  Net realized gain on investment transactions        1,356,244      1,432,612
  Net change in unrealized appreciation/
    depreciation of investments                       9,244,229    (10,019,480)
                                                   ------------   ------------
  Net increase (decrease) in net assets
    from operations                                  10,778,988     (8,017,786)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                            (375,698)      (104,339)
    Class B                                            (199,672)       (10,387)
  Net realized gain on investment transactions
    Class A                                            (896,307)       (49,686)
    Class B                                            (529,290)        (5,193)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       14,974,800     65,189,261
                                                   ------------   ------------

  Total increase                                     23,752,821     57,001,870

NET ASSETS
  Beginning of period                                78,423,917     21,422,047
                                                   ------------   ------------

  End of period (including undistributed net
    investment income of $561,242 at
    December 31, 2002)                             $102,176,738   $ 78,423,917
                                                   ============   ============


See Notes to Financial Statements.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



NOTE A: Significant Accounting Policies

The AllianceBernstein Small Cap Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 1, 2001. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2003, the Adviser waived fees in the amount of $29,938.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $37,500 for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003, amounted to $80,894, of which $44,256 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities                          $  22,537,593     $   9,446,959
U.S. government securities                                -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   9,858,315
Gross unrealized depreciation                                       (9,314,322)
                                                                 -------------
Net unrealized appreciation                                      $     543,993
                                                                 -------------


1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                  2002              2001
                                             -------------     -------------
Distributions paid from:
  Ordinary income                            $     164,117     $          -0-
  Net long-term capital gains                        5,488                -0-
                                             -------------     -------------
Total taxable distributions                        169,605                -0-
                                             -------------     -------------
Total distributions paid                     $     169,605     $          -0-
                                             =============     =============

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $   1,579,648
Accumulated long-term capital gains                                  405,614
Unrealized appreciation/(depreciation)                            (8,705,247)(a)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (6,719,985)
                                                               =============

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              651,484     5,079,981    $  7,038,410   $  58,777,847
Shares issued
  in reinvestment of
  dividends and
  distributions          105,912        12,954       1,272,005         154,025
Shares redeemed         (561,251)   (1,664,834)     (5,750,328)    (17,337,964)
                     -----------   -----------    ------------   -------------
Net increase             196,145     3,428,101    $  2,560,087   $  41,593,908
                     ===========   ===========    ============   =============
CLASS B
Shares sold            2,287,071     2,687,037    $ 25,354,480   $  29,520,479
Shares issued
  in reinvestment of
  dividends and
  distributions           60,747         1,307         728,962          15,580
Shares redeemed       (1,219,469)     (537,232)    (13,668,729)     (5,940,706)
                     -----------   -----------    ------------   -------------
Net increase           1,128,349     2,151,112    $ 12,414,713   $  23,595,353
                     ===========   ===========    ============   =============

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                           CLASS A
                                                            ------------------------------------
                                                            Six Months               May 2, 2001(a)
                                                               Ended     Year Ended        to
                                                           June 30, 2003  December 31, December 31,
                                                            (unaudited)      2002         2001
                                                            -----------  -----------  -----------
Net asset value, beginning of period                           $10.46       $11.18       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                      .03          .12          .14
Net realized and unrealized gain (loss) on investment
  Transactions                                                   1.34         (.81)        1.04
Net increase (decrease) in net asset value from
  Operations                                                     1.37         (.69)        1.18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.07)        (.02)          -0-
Distributions from net realized gain on investment
  Transactions                                                   (.17)        (.01)          -0-
Total dividends and distributions                                (.24)        (.03)          -0-
Net asset value, end of period                                 $11.59       $10.46       $11.18

TOTAL RETURN
Total investment return based on net asset value (d)            12.99%       (6.20)%      11.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $63,841      $55,592      $21,076
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                    1.20%(e)     1.13%         .95%(e)
  Expenses, before waivers and reimbursements                    1.35%(e)     1.41%        2.65%(e)
  Net investment income (c)                                       .51%(e)     1.04%        1.99%(e)
Portfolio turnover rate                                            12%          28%          12%



See footnote summary on page 14.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                          CLASS B
                                                            ------------------------------------
                                                            Six Months               May 2, 2001(f)
                                                               Ended     Year Ended        to
                                                          June 30, 2003  December 31, December 31,
                                                            (unaudited)     2002         2001
                                                            -----------  -----------  -----------
Net asset value, beginning of period                           $10.46       $11.20       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                      .01          .08          .11
Net realized and unrealized gain (loss) on investment
  Transactions                                                   1.34         (.79)        1.09
Net increase (decrease) in net asset value from
  Operations                                                     1.35         (.71)        1.20

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                             (.06)        (.02)          -0-
Distributions from net realized gain on investment
  Transactions                                                   (.17)        (.01)          -0-
Total dividends and distributions                                (.23)        (.03)          -0-
Net asset value, end of period                                 $11.58       $10.46       $11.20

TOTAL RETURN
Total investment return based on net asset value (d)            12.83%       (6.37)%      12.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $38,336      $22,832         $346
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                    1.45%(e)     1.43%        1.20%(e)
  Expenses, before waivers and reimbursements                    1.63%(e)     1.70%        3.17%(e)
  Net investment income (c)                                       .26%(e)      .74%        2.17%(e)
Portfolio turnover rate                                            12%          28%          12%



(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of operations.

SMALL CAP VALUE PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003